Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
At January 1, 2023	1,333,183	197,556	28,679	136,862	1,696,280

New loans	2,124,850	—	2,312	569,277	2,696,439
Scheduled repayments	(72,644)	—	(21,311)	(544,856)	(638,811)
Early repayments	(2,861,080)	—	—	—	(2,861,080)
Remeasurement	—	—	27,158	—	27,158
Other changes	4,050	4,396	—	(346)	8,100
Translation differences	—	—	18	2,609	2,627
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

New loans	1,971,542	—	332	750,983	2,722,857
Scheduled repayments	(177,638)	—	(33,604)	(377,540)	(588,782)

Early repayments	(999,690)	—	—	—	(999,690)
Acquisitions through business combinations (Note 26)	332,529	—	1,500	234,491	568,520
Other changes	(1,429)	668	(171)	(4,057)	(4,989)
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255
The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On April 7, 2021, the Group entered into an €80 million ($83.1 million) unsecured revolving credit facility. This new facility has been concluded with a range of commercial banks and the support of Gigarant, with sustainability and emission reductions as a component of the margin pricing. A range of measurable sustainability features such as year-on-year reduction in carbon emissions starting from 2021 will be supported by compliance with the Poseidon principles. The facility has a duration of minimum three years, with two one-year extension options. These extension options have been exercised and facility will mature on April 7, 2026. As of December 31, 2024 and December 31, 2023, the outstanding balance on this facility was $27.5 million and $0.0 million, respectively.
On June 21, 2022, the Group entered into a $150 million senior secured amortizing term loan facility to finance the acquisition of the 50% ownership in the FSO joint ventures. The facility has been concluded with ING and ABN Amro who were also the supporting banks in the existing facility. At the same time the existing facilities for the FSO JV companies which were maturing in July 2022 and September 2022 have also been repaid. The facility carries a rate of daily compounded SOFR plus a margin of 2.15% with margin adjustment of plus or minus 10 bps. The facility is linked to the sustainability performance of the Company. The commercial terms include a reduction of the interest rate when the Company achieves its targets in relation to two sustainability KPI's. The facility has a duration of 5.25 years with maturity on March 30, 2030. On September 2, 2024, the Group has signed a supplementary agreement with ING and ABN Amro for a top up amount of $45 million. As of December 31, 2024 and December 31, 2023, the outstanding balance on this facility was $148.7 million and $124.8 million, respectively.
On December 6, 2022, the Group entered into a $377.0 million senior secured amortizing facility comprising a revolving credit facility of up to $307.0 million and a newbuild term loan facility of up to $70.0 million and an upsize term loan facility. The upsize facility of $70.0 million was concluded on March 17, 2023 for the financing of the newbuild VLCC Camus. The financing had been concluded with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee. The credit facility was repaid on December 14, 2023 in relation to the global refinance.

On June 29, 2023 the Group entered into a $190.4 million ECA covered senior secured amortizing loan facility to finance one newbuilding VLCC and three newbuilding Suezmax vessels. The facility was guaranteed with a K-Sure insurance cover. DNB and ING acted as co-agents in the facility and Citibank joined as a Mandated Lead Arranger. The new facility was linked to the sustainability performance of the Company with three sustainability KPI's. The commercial terms included a reduction of the interest rate when the Company achieves its targets in relation to the sustainability KPI's. The facility would have a duration of 12 years with maturity on June 29, 2035. The credit has been repaid and cancelled on December 14, 2023 in relation to the global refinance.

On October 9, 2023, the Company announced that an agreement was found between our two reference shareholders, CMB NV and Frontline plc / Famatown Finance Limited. The reference shareholders reached an agreement on a transaction involving the Company that puts an end to the deadlock arising from their differences over strategy, while offering other shareholders the opportunity to realise cash value for their investment. The transaction comprises three interdependent agreements:

• CMB acquired Frontline's 26.12% stake in the Company for $18.43 per share
• Frontline acquired 24 VLCC tankers from the Euronav fleet for $2.35 billion
• The Company's pending arbitration action against Frontline and affiliates is terminated

A Special General Meeting was held on November 21, 2023, where the share sale and the fleet sale was approved. Shortly after, the share transfer has materialized and CMB.TECH has started delivering the 24 vessels to Frontline over a period of 2 months. In relation to this transaction, the remaining CMB.TECH fleet was refinanced in a Global Refinancing $1,290 million facility on November 7, 2023 consisting of three facilities: (i) a revolver credit facility up to $725.0 million for the purposes of (a) refinancing the existing facilities relating to the Core Ships and the Transition Ships, (b) refinancing the existing facilities related to the A Fleet, and (c) only after the refinancings described in (a) and (b), for general corporate and working capital purposes; (ii) a transition term loan facility up to $375.0 million for the purposes of (a) refinancing the existing facilities relating to the Core Ships and the Transition Ships, (b) refinancing the Existing Facilities related to the A Fleet; (iii) a newbuild term loan facility up to $190.0 million for the purposes of financing the delivery cost of four newbuild vessels namely Brest, Bristol, Crocus and Clematis. In 2023 the facility has been accounted for as a new instrument and the previously existing loans have been extinguished. The revolver facility and the newbuild facility have a term of five years and the transition facility has a term of 18 months; and is bearing interest of Term SOFR + a margin of 2.3% - 2.9% per annum. The margin is reset every quarter based on the ratio of net debt to total capitalisation ratio. As of December 31, 2024 and December 31, 2023, the outstanding balance on this facility was $750.0 million and $415.7 million, respectively.

The Company has fully repaid the outstanding liabilities for the following loans in the fourth quarter of 2023:

•Credit facility of $108.5 million with Korea Trade Insurance Corporation (K-sure) as insurer dated April 25, 2017.
•Credit facility of $173.6 million with Kexim, BNP and Credit Agricole Corporate dated March 15, 2018.
•Credit facility of $200.0 million with Nordea dated September 7, 2018.
•Credit facility of $700.0 million with Nordea dated August 28, 2019.
•Sustainability-linked loan of $713.0 million with Nordea dated September 11, 2020.
•Sustainability-linked loan of $73.45 million with DNB dated December 2, 2021.
•Credit facility of $447.0 million with Nordea dated December 6, 2022.
•Credit facility of $190.4 million with DNB dated June 29, 2023.

Due to the acquisition and consolidation of CMB.TECH Enterprises as per February, 2024, the following facilities were entered into the Group:
•Credit facility of €152.0 million with CEXIM dated January 29, 2022. As of December 31, 2024, the outstanding balance on this facility was $72.5 million.
•Credit facility of €8.8 million with Société Générale dated March 10, 2022. As of December 31, 2024, the outstanding balance on this facility was $8.2 million.
•Credit facility of €1.25 million with KBC dated March 2, 2023. As of December 31, 2024, the outstanding balance on this facility was $1.3 million.
•Credit facility of €1.25 million with Belfius dated May 16, 2023. As of December 31, 2024 the outstanding balance on this facility was $1.3 million.
•Credit facility of €100.1 million with BNP Paribas Fortis dated October 9, 2023. Upsize term loan facility of €51.1 million was concluded on November 28, 2024 to finance a CSOV. As of December 31, 2024, $86.9 million was outstanding under this facility.
•Sustainability-linked credit facility of €50.1 million with Société Générale dated August 3, 2023. Upsize facility of €104.6 million was concluded on September 30, 2024 to finance two other CSOVs. As of December 31, 2024, $34.3 million was outstanding under this facility.
•Credit facility of $280.0 million with CEXIM dated September 28, 2023. As of December 31, 2024, the outstanding balance on this facility was $189.2 million.
•Credit facility of €77.9 million with KBC and Belfius dated June 23, 2021. As of December 31, 2024, the outstanding balance on this facility was $43.9 million.

On May 8, 2024, the Group entered into a credit facility of $224.0 million for the financing of five Newcastlemax dry bulk vessels that also features a predelivery finance component. The facility has been concluded with CEXIM and is guaranteed with a Sinosure insurance cover. The facility has a term of 12 years as from delivery of the respective vessels and carries a rate of CME Term SOFR plus a margin of 2.06%. As of December 31, 2024, the outstanding balance on this facility was $115.7 million.

On June 28, 2024, the Company has entered into an amendment and restatement agreement relating to the Global Refinancing $1,290 million to (i) consolidate the Newbuild Facility into the Revolving Facility and (ii) increase the amount of the Revolving Facility to up to $1,047 million; and (iii) revise the reduction and repayment amounts in relation to the Revolving Facility. In Q3 and Q4, the Company has fully repaid the Transition Facility.

On July 22, 2024, the Group entered into a $129.8 million ECA covered senior secured amortizing loan facility to finance two newbuilding Suezmax vessels that also features a predelivery finance component. The facility was guaranteed with a KEXIM insurance cover. DNB acted as agent in the facility and KEXIM joined as a Mandated Lead Arranger. The facility has a duration of 12 years as from delivery of the respective vessel. As of December 31, 2024, the outstanding balance on this facility was $26.0 million.
On September 27, 2024, the Group entered into a $182.5 million senior secured amortizing facility comprising a revolving credit facility of up to $72.5 million to refinance the transition term loan facility under the $1,290.0 million Senior Secured Credit Facility. The financing had been concluded with Hamburg Commercial Bank who has per December 27, 2024 syndicated $32.5 million to Danske Bank. This facility bears interest at SOFR plus a margin of 2.20% - 2.80% per annum. The margin is reset every quarter depending on the Loan-To-Value ratio. As of December 31, 2024, the outstanding balance on this facility amounted to $167.3 million.

On October 20, 2024, the Group entered into a $41.8 million senior secured amortizing loan facility to finance one newbuilding Newcastlemax vessel. The new facility has been concluded with KfW and carries a rate of CME Term SOFR plus a margin of 2.00%. The facility has a duration of 8 years as from delivery of the vessel. As the vessel is only assumed to be delivered end of 2025, nothing was outstanding as of December 31, 2024.

Undrawn borrowing facilities
At December 31, 2024, CMB.TECH and its fully-owned subsidiaries have undrawn credit line facilities amounting to $308.6 million (2023: $813.4 million), of which $101.8 million will mature within 12 months.

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2024			December 31, 2023
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80M	EUR	SOFR + CAS + 1.45%	2026	83,112	27,500	27,505	88,400	—	(66)
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	148,727	148,727	147,464	124,809	124,809	123,728
Secured vessels loan Refi - Revolving loan 1,341M*	USD	SOFR + 2.30% - 2.90%	2028	995,207	750,000	743,637	725,000	—	(8,398)
Secured vessels loan Refi - Transition facility 375.0M	USD	SOFR + 2.30% - 2.90%	2025	—	—	—	368,225	368,225	365,662
Secured vessels loan Refi - Newbuild facility 190.0M	USD	SOFR + 2.30% - 2.90%	2028	—	—	—	47,500	47,500	47,433
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	26,102	—	—	—
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	169,500	167,250	165,691	—	—	—
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,299	1,299	1,299	—	—	—
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,299	1,299	1,299	—	—	—
Loan BNPPF EUR 151.2M	EUR	Euribor + 1.00%	2038	86,925	86,925	87,510	—	—	—
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	72,504	72,504	70,309	—	—	—
Loan CEXIM II 280M	USD	SOFR + 2.06%	2035	189,216	189,216	183,163	—	—	—
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	115,733	115,733	112,330	—	—	—
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	49,426	43,921	43,623	—	—	—
Loan SocGen EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	34,276	34,276	34,634	—	—	—
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	8,228	8,228	8,240	—	—	—
Loan KfW 41.8M	USD	SOFR + 2.00%	2033	—	—	—	—	—	—
Total interest-bearing bank loans				1,981,402	1,672,828	1,652,806	1,353,934	540,534	528,359
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 20.
Other notes

(in thousands of USD)				December 31, 2024			December 31, 2023
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,620	200,000	200,000	201,952
Total other notes				200,000	200,000	202,620	200,000	200,000	201,952

On September 2, 2021, the Group announced a successful placement of a new $200 million senior unsecured bonds. The bonds mature in September 2026 and carry a coupon of 6.25%. An application has been made for the bonds to be listed on Oslo Stock Exchange. The related transaction costs of $3.3 million are amortized over the lifetime of the instrument using the effective interest rate method. The net proceeds from the bond issue will be used for general corporate purposes and/or refinancing of the old $200 million bond (ISIN: NO0010793888). As part of this transaction the Company bought back $132 million of the $200 million senior bonds issued in 2017 in the course of 2021. DNB Markets, Nordea, SEB and Arctic Securities AS acted as joint bookrunners in connection with the placement of the bond issue. In line with the successful placement of the new $200 million senior unsecured bond, the old bond has been fully repaid during the second quarter of 2022.
On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock Exchange of Euronav Luxembourg S.A.'s $200 million senior unsecured bonds due September 2026.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP Paribas Fortis SA/NV to act as dealer for a Treasury Notes Program with a maximum outstanding amount of €50 million. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from €50 million to €150 million. As of December 31, 2024, the outstanding amount was $63.0 million or €60.6 million (December 31, 2023: $87.8 million or €79.1 million). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2024, the fair value of these forward contracts amounted to $(1.4) million (December 31, 2023: $1.5 million).

On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of $20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but CMB.TECH as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of $124.4 million. During 2023, the repurchase options on the three VLCCs were exercised and the bareboat contracts have been ended.

On December 4, 2023, the Company entered into a sale and leaseback agreement for the Suezmaxes Cypres (2022 – 157,310 dwt) and Cedar (2022 – 157,310 dwt), the last one delivered at January 10, 2024. The vessels were sold and were leased back under a 14-year bareboat contract at a rate equal to an amortization element of $13,590 per day per vessel and an interest element based on term SOFR plus 435 basis points, which can be reduced by the sustainability saving. The sustainability saving is a CII score of A or B which will lead to a margin reduction of 10 basis points. In accordance with IFRS, this transaction was not accounted for as a sale but the Company as seller-lessee will continue to recognize the transferred asset, and recognized a financial liability equal to the net transfer proceed of $153.8 million. As of December 31, 2024, the outstanding amount was $142.9 million in total. At the end of the bareboat contract, the Company has a purchase obligation of $7.39 million per vessel. The Company may, at any time on and after the fourth anniversary, notify the owners the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

Due to the acquisition and consolidation of CMB.TECH Enterprises as per February, 2024, $105.7 million of sale and leaseback arrangements were entered into the Group. CMB.TECH Enterprises entered into a number of sale and leaseback arrangements in relation to its newbuilding program, which also feature a pre-delivery finance component. The sale and leaseback financing agreements have a term of between 10 and 15 years from the delivery of the respective vessels and carry an interest rate of SOFR plus 2.00% to 4.21%. At the end of the bareboat contract, the Company has a purchase option or a purchase obligation.

During the year, the CMB.TECH Group entered into different sale and leaseback agreements featuring a pre-delivery component:
•A 10-year sale and leaseback arrangement for the financing of two dry bulk vessels to be built at Beihai Shipyard. The facility carries an interest of SOFR plus 2.45% as from delivery of the respective vessels. Upon the conclusion of the bareboat contract, the Company will have the option to purchase the vessel. As of December 31, 2024, the facility is used for an amount of $6.4 million.
•An 8-year sale and leaseback arrangement and a 10-year sale and leaseback arrangement for the financing of two chemical tankers to be built at China Merchants Jinling Shipyard. The facilities carry an interest of SOFR plus 2.00% as from delivery of the respective vessels. Upon the conclusion of the bareboat contract, the Company will have the option to purchase the vessel. As of December 31, 2024, the facility is used for an amount of $8.6 million.
As at December 31, 2024, the total outstanding balance under these facilities was $557.2 million.
In accordance with IFRS, these transactions were not accounted for as a sale. However, the Group will continue to recognise the transferred assets, and has recognised a financial liability equal to the net transfer proceeds.

Following the acquisition of CMB.TECH Enterprises by CMB.TECH per February 2024, the presentation of pre-delivery financing as part of the sale and bareboat (post-delivery) financing has been thoroughly reviewed to align accounting treatment and presentation. As this pre-delivery financing is inextricably linked to the post-delivery financing, there is a right to defer the settlement for at least 12 months as at the reporting date.
This is disclosed in the line item more than five years until the moment of delivery.

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023

Less than one year	31,701	4,547
Between one and five years	141,251	19,130
More than five years	531,385	52,828
Total future lease payables	704,337	76,505

Transaction and other financial costs
The heading 'Other changes' in the first table of this note reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2024, the Group recognized $14.9 million of directly attributable transaction costs as a deduction from the fair value of the refinancing facilities and $4.3 million as a deduction from the sale and leaseback arrangements and recognized $9.2 million of amortization of financing costs. Furthermore, the heading 'Other changes' in 2023 include a change of presentation of accrued interest on instruments measured at amortized cost, previously reported under trade and other payables to a single line item from the instrument itself.
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2024, compared to 2023 (2024: $(-145.6) million, 2023: $(-132.3) million). The increased interest expenses on financial liabilities are mainly related to an increase in interest expenses related to sale and leaseback financing. Other financial charges decreased in 2024 compared to 2023 (2024: $(-9.2) million, 2023: $(-13.5) million) (see Note 6).

Interest on lease liabilities (2024: $(-0.3) million, 2023: $(-0.6) million) were recognized.
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback agreement	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,213)	—	—	—	(24,213)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,213)	—	1,080	—	(62,887)

Other changes
Liability-related
Amortization of transaction costs	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance	—	28	—	—	—	—	—	—	28
New leases	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings (Note 17)	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	5,429	—	5,429
Repayment of sale and leaseback agreement (Note 17)	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings (Note 17)	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper (Note 17)	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities (Note 17)	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	5,429	(418,733)	(1,455,458)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,312	—	—	—	—	2,312
Remeasurement (Note 17)	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences (Note 17)	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2024	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,971,542	—	—	—	—	—	—	—	1,971,542
Proceeds from issue of other borrowings (Note 17)	—	—	750,983	—	—	—	—	—	750,983
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	(126,913)	—	(126,913)
Repayment of sale and leaseback liability (Note 17)	—	—	(54,299)	—	—	—	—	—	(54,299)
Transaction costs related to loans and borrowings (Note 17)	(14,946)	—	(4,278)	—	—	—	—	—	(19,224)
Repayment of borrowings (Note 17)	(1,177,328)	—	—	—	—	—	—	—	(1,177,328)
Repayment of commercial paper (Note 17)	—	—	(357,171)	—	—	—	—	—	(357,171)
Repayment of lease liabilities (Note 17)	—	—	—	(33,879)	—	—	—	—	(33,879)
Dividend paid	—	—	—	—	(1,006,043)	—	—	(120,640)	(1,126,683)
Total changes from financing cash flows	779,268	—	335,235	(33,879)	(1,006,043)	—	(126,913)	(120,640)	(172,972)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	8,260	697	306	—	—	—	—	—	9,263
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	332	—	—	—	—	332
Acquisitions through business combination (Note 17)	332,529	—	234,491	1,500	—	—	—	—	568,520
Disposals through sale of subsidiary	—	—	—	(1,137)	—	—	—	—	(1,137)
Interest expense (Note 6)	—	—	33,930	275	—	—	—	—	34,205
Translation differences (Note 17)	(867)	—	(4,338)	(32)	—	—	—	—	(5,237)
Other	5,257	—	(85)	(171)	—	—	—	—	5,001
Total liability-related other changes	345,179	668	264,304	767	—	—	—	—	610,918

Total equity-related other changes (Note 15)	—	—	—	—	—	(1,275)	—	89,822	88,547

Balance at December 31, 2024	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579